Equity-Accounted Investees and Joint Business - Breakdown of balances in joint arrangement (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2024 USD ($)	Dec. 31, 2022 EUR (€)
Equity-Accounted Investees and Joint Business
Non-current assets	€ 14,638		€ 15,677
Current assets	5,074		5,728
Total assets	19,712		21,405		€ 20,992
Non-current liabilities	10,090		10,643
Current liabilities	2,019		2,156
Total liabilities	12,109		12,799		13,479
Equity-accounted investments	97		69		421			€ 1,498
Total equity	7,603		8,606	[1]	7,513	[1]		€ 7,977	[1]
Net revenue	7,524		7,212		6,592	[1]
Consolidated net profit	500		213		€ 163	[1]
Biotek America LLC
Equity-Accounted Investees and Joint Business
Non-current assets			52				$ 54
Current assets			26				27
Total assets			78				81
Non-current liabilities			54				56
Current liabilities			45				47
Total liabilities			99				103
Equity-accounted investments			6				6
Total equity			€ (27)				$ (28)
Net revenue	190	$ 206
Consolidated net profit	€ 6	$ 6

[1]	(See Note 2.d)